Related Parties - Additional Informationl (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2017	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Payment For Expenses On Behalf Of Private Equity Funds			$ 658,000	$ 1,795,000	$ 1,282,000
Subordinated Borrowings			16,550,000	22,550,000
Subordinated Debt [Member]
Related Party Transaction [Line Items]
Extinguishment of Debt, Amount		$ 6,000,000
Subordinated Debt [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Extinguishment of Debt, Amount	$ 6,000,000
Other Assets [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Noncurrent			17,862,000	6,967,000
Investment Management [Member] | Private Equity Fund [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties			10,170,000	$ 8,876,000	10,302,000
Investment Banking [Member] | Director [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties			$ 13,312,000		$ 1,251,000